VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessels and equipment [Roll Forward]
Depreciation	$ (111,303)	$ (93,845)	$ (92,148)
Impairment loss on vessels	(721)	0	(1,080)
Vessels and Equipment
Vessels and equipment [Roll Forward]
Cost, beginning of period	2,706,794	2,679,547
Accumulated depreciation beginning balance	(366,041)	(273,091)
Vessels and equipment, net, beginning period	2,340,753	2,406,456
Additions	31,531	27,247
Disposals	0	0
Property, plant and equipment, disposals, net	0	0
Depreciation	(94,374)	(92,950)
Impairment loss on vessels	(721)
Transfers to held for sale	(11,499)
Property, plant and equipment, accumulated depreciation	1,996
Property, plant and equipment, transfers and changes, net	(9,503)
Balance, end of period	2,726,105	2,706,794	2,679,547
Accumulated depreciation ending balance	(458,419)	(366,041)	(273,091)
Vessels and equipment, net, ending period	$ 2,267,686	$ 2,340,753	$ 2,406,456